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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2007
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        May 21, 2007
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        77
                                             ----------------------------

Form 13F Information Table Value Total:      $ 139,395
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   March 31, 2007


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----

ABB LTD-ADR                     COM     000375204      1778  103500    SH              Sole                103500
ABBOTT LABORATORIES             COM     002824100      1908   34200    SH              Sole                 34200
ADA-ES INC.                     COM     005208103       249   18100    SH              Sole                 18100
ADOBE SYSTEMS INC               COM     00724F101      2822   67678    SH              Sole                 67678
AES CORPORATION                 COM     00130h105       829   38500    SH              Sole                 38500
ALTRIA GROUP, INC.              COM     02209s103      5144   58580    SH              Sole                 58580
AMERICAN EAGLE OUTFITTERS       COM     02553e106      2795   93200    SH              Sole                 93200
AMERICAN TOWER CORP             COM     029912201      2415   62000    SH              Sole                 62000
APPLE COMPUTER INC COM          COM     037833100      2657   28600    SH              Sole                 28600
ARBITRON INC.                   COM     03875q108      2460   52400    SH              Sole                 52400
AVALONBAY COMMUNITIES INC       COM     053484101      2991   23010    SH              Sole                 23010
BERKSHIRE HATHAWAY CL.B         COM     084670207      3982    1094    SH              Sole                  1094
BLOCKBUSTER, INC.               COM     093679108      1660  257700    SH              Sole                257700
BOEING COMPANY                  COM     097023105      2823   31750    SH              Sole                 31750
BROADCOM CORP CL A              COM     111320107       459   14300    SH              Sole                 14300
CALGON CARBON CORP.             COM     129603106      1608  193500    SH              Sole                193500
CAMPBELL SOUP COMPANY           COM     134429109      3825   98200    SH              Sole                 98200
CLOROX COMPANY                  COM     189054109      4354   68365    SH              Sole                 68365
COCA COLA CO COM                COM     191216100      2683   55900    SH              Sole                 55900
COLGATE-PALMOLIVE               COM     194162103      1456   21800    SH              Sole                 21800
COMPUTER SCIENCES               COM     205363104      1118   21450    SH              Sole                 21450
CORNING, INC.                   COM     219350105      2047   90000    SH              Sole                 90000
COVANTA HOLDING CORP.           COM     22282e102      2127   95900    SH              Sole                 95900
ENERGYSOUTH INC                 COM     292970100       269    6412    SH              Sole                  6412
ENTERGY CORP.                   COM     29364g103      2041   19450    SH              Sole                 19450
EXXON MOBIL CORP.               COM     30231G102      1113   14753    SH              Sole                 14753
FOUNDRY NETWORKS                COM     35063r100      1683  124000    SH              Sole                124000
FPL GROUP                       COM     302571104      2222   36318    SH              Sole                 36318
FREEPORT-MCMORAN COPPER-B       COM     35671d857       606    9150    SH              Sole                  9150
GAMESTOP CORP.                  COM     36467w109      1313   40300    SH              Sole                 40300
GAYLORD ENTERTAINMENT CO.       COM     367905106      4462   84400    SH              Sole                 84400
HANESBRANDS INC.                COM     410345102       576   19600    SH              Sole                 19600
HEALTHEXTRAS, INC.              COM     422211102      1908   66300    SH              Sole                 66300
INFOSYS TECHNOLOGIES-ADR        COM     456788108      1372   27300    SH              Sole                 27300
J.C. PENNEY CO.                 COM     708160106      1832   22300    SH              Sole                 22300
JOHNSON & JOHNSON               COM     478160104      2231   37031    SH              Sole                 37031
KEYCORP                         COM     493267108       450   12000    SH              Sole                 12000
KIMBERLY-CLARK CORP.            COM     494368103      3253   47500    SH              Sole                 47500
LAMAR ADVERTISING               COM     512815101      1814   28800    SH              Sole                 28800
LEVEL 3 COMMUNICATIONS          COM     52729n100      2012  329800    SH              Sole                329800
METLIFE INC.                    COM     59156r108      1135   17975    SH              Sole                 17975
MGI PHARMA, INC.                COM     552880106       698   31050    SH              Sole                 31050
NATIONAL FUEL GAS CO.           COM     636180101       865   20000    SH              Sole                 20000
NEWELL COMPANY                  COM     651229106      2531   81400    SH              Sole                 81400
NOVARTIS AG-ADR                 COM     66987v109      2264   41450    SH              Sole                 41450
OMNITURE, INC.                  COM     68212s109       283   15500    SH              Sole                 15500
PEPSICO INC.                    COM     713448108      4311   67825    SH              Sole                 67825
PG&E CORP.                      COM     69331c108      1620   33555    SH              Sole                 33555
PMC-SIERRA INC                  COM     69344F106      1627  232100    SH              Sole                232100
PPL CORP.                       COM     69351t106      1538   37600    SH              Sole                 37600
PROCTOR & GAMBLE                COM     742718109      4633   73358    SH              Sole                 73358
REPUBLIC SERVICES               COM     760759100      3098  111375    SH              Sole                111375
SAIC INC.                       COM     78390x101       459   26500    SH              Sole                 26500
SAKS INCORPORATED               COM     79377w108      2680  128600    SH              Sole                128600
STARBUCKS CORP.                 COM     855244109      1894   60400    SH              Sole                 60400
TOYOTA MOTOR CORP.              COM     892331307      1884   14700    SH              Sole                 14700
TRANSOCEAN OFFSHORE INC.        COM     g90078109      1928   23600    SH              Sole                 23600
URBAN OUTFITTERS, INC.          COM     917047102      2036   76800    SH              Sole                 76800
WALT DISNEY                     COM     254687106      4474  129950    SH              Sole                129950
WAUSAU PAPER CORP.              COM     943315101       164   11400    SH              Sole                 11400
WESCO INTERNATIONAL INC.        COM     95082p105      1626   25900    SH              Sole                 25900
WISCONSIN ENERGY CORP.          COM     976657106       205    4226    SH              Sole                  4226
YAMANA GOLD INC.                COM     98462y100      2032  141500    SH              Sole                141500
iSHARES MSCI SINGAPORE          COM     464286673      1983  160300    SH              Sole                160300
BZH PUTS 11/17/2007 30.00       PUT     07556q8wf       476    1035    SH    PUT       Sole                  1035
CCRT PUTS 10/20/2007 35.00      PUT     20478n8vg       547     960    SH    PUT       Sole                   960
CORS PUTS 9/22/2007 20.00       PUT     2208738ud       443     852    SH    PUT       Sole                   852
DIS PUTS 7/21/2007 35.00        PUT     2546878sg       278    1740    SH    PUT       Sole                  1740
FMT PUTS 6/16/2007 15.00        PUT     3572888rc      1086    1325    SH    PUT       Sole                  1325
IMB PUTS 10/20/2007 30.00       PUT     4566078vf       490    1140    SH    PUT       Sole                  1140
LEND PUTS 9/22/2007 12.50       PUT     00437p8uv       382     765    SH    PUT       Sole                   765
MCO PUTS 11/17/2007 65.00       PUT     6153698wm       358     559    SH    PUT       Sole                   559
MTG PUTS 9/22/2007 60.00        PUT     5528488ul       500     820    SH    PUT       Sole                   820
NEW PUTS 5/19/2007 30.00        PUT     6435ev8qf      4090    1420    SH    PUT       Sole                  1420
NFI PUTS 6/16/2007 10.00        PUT     6699478rb       572     970    SH    PUT       Sole                   970
NFI PUTS 6/16/2007 5.00         PUT     6699478ra       558    2937    SH    PUT       Sole                  2937
DIS CALLS 7/21/2007 35.00       CALL    2546879gg       300    2000    SH    CALL      Sole                  2000

REPORT SUMMARY               77 DATA RECORDS   139,395                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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